Long-term debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total Gross Debt	$ 62,447	$ 76,696
Current portion	(8,257)	(18,955)
Long-term debt	54,190	57,741
Other bank financing [Member]
Debt Instrument [Line Items]
Total Gross Debt	3,312	2,646
Senior revolving financing [Member]
Debt Instrument [Line Items]
Total Gross Debt	10,859	12,101
Subordinated debenture notes [Member]
Debt Instrument [Line Items]
Total Gross Debt	38,359	44,645
Senior financing [Member]
Debt Instrument [Line Items]
Total Gross Debt	9,123	15,910
Capital lease obligations [Member]
Debt Instrument [Line Items]
Total Gross Debt	$ 794	$ 1,394